Discontinued Operations (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Tax Effect of Adjustment to Prior Period Gain (Loss) on Disposal									$ 0.2		$ (0.3)		$ (0.4)
Discontinued Operation, tax effect of provision for environmental and legal									7.8		9.6		14.5
Adjustment for workers’ compensation, product liability, and other postretirement benefits net of income tax expense									(0.3)		0.7		0.8
Provision for environmental liabilities, net of recoveries (net of income tax benefit)									(12.6)	[1]	(15.8)	[1]	(23.6)	[1]
Provision for legal reserves and expenses, net of recoveries (net of income tax benefit)									(17.3)		(16.7)		(15.9)
Income from a tax matter related to a previously discontinued operation									0		0		5.1
Discontinued operations, net of income taxes	(8.4)	(6.3)	(8.1)	(7.4)	(8.6)	(6.3)	(8.9)	(8.0)	(30.2)		(31.8)		(33.6)
Reserve for discontinued operations	44.4				41.6				44.4		41.6
Discontinued Actuarial Gain and Prior Service Credit, Pretax	11.3				13.3				11.3		13.3
Discontinued Actuarial Gain and Prior Service Credit, After-tax	7.1				8.7				7.1		8.7
Estimated net Actuarial Gain Amortization from Accumulated Other Comprehensive Income (Loss) to Discontinued Operations Expense in Next Fiscal Year									1.5
Estimated Prior Service Credit Amortization from Accumulated Other Comprehensive Income (Loss) to Discontinued Operations Next Fiscal Year									0.1
Payments of other discontinued reserves									26.9		23.2		28.1
Discontinued Operations, tax effect of provision for legal expenses									10.6		10.3		9.7
Workers' Compensation and Product Liability Reserve [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Reserve for discontinued operations	4.9				5.1				4.9		5.1
Payments of other discontinued reserves									1.0		1.3		0.7
Other Postretirement Medical and Life Insurance Benefits Reserves [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Reserve for discontinued operations	8.3				8.6				8.3		8.6
Payments of other discontinued reserves									0.7		1.0		1.6
Legal Proceeding Reserve [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Reserve for discontinued operations	31.2				27.9				31.2		27.9
Payments of other discontinued reserves									$ 24.6		$ 20.9		$ 25.8

[1]	See a roll forward of our environmental reserves as well as discussion on significant environmental issues that occurred during the year in Note 10.